Annual Total Returns - FidelityAdvisorStrategicIncomeFund-AMCIZPRO - FidelityAdvisorStrategicIncomeFund-AMCIZPRO - Fidelity Advisor Strategic Income Fund	Mar. 01, 2025
Fidelity Advisor Strategic Income Fund - Class A
Bar Chart Table:
Annual Return 2015	(1.84%)
Annual Return 2016	8.42%
Annual Return 2017	7.87%
Annual Return 2018	(2.95%)
Annual Return 2019	10.74%
Annual Return 2020	7.19%
Annual Return 2021	3.58%
Annual Return 2022	(11.29%)
Annual Return 2023	9.19%
Annual Return 2024	5.76%
Fidelity Advisor Strategic Income Fund - Class Z
Bar Chart Table:
Annual Return, Inception Date	Oct. 02, 2018